Note 2- Fair Value of Derivative Liabilities (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Balance at December 31, 2013
New issuances	$ 618,483
Change in fair value	(458,857)
Balance at December 31, 2014	$ 159,626